UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2003

Check here if Amendment |_|; Amendment Number:   |_| is a restatement.
This Amendment (Check only one.):                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE LIFE INSURANCE COMPANY

Address:     3075 SANDERS ROAD, SUITE G4A
             NORTHBROOK, IL.  60062-7127

Form 13F File Number:   28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        DOUG WELCH

Title:       ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS

Phone:       847-402-2170

Signature, Place, and Date of Signing:

  /s/ Doug Welch                   NORTHBROOK,IL.                   8/12/2003
--------------------            -------------------             ----------------
    [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of thius reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         ONE

Form 13F Information Table Entry Total:    109

Form 13F Information Table Value Total:    388,855 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number             Name

1         028-10298                        ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

           COLUMN 1                  COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
-----------------------------  --------------------  ---------  --------  ------------------  ----------  --------  ----------------
                                                                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER              TITLE CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
-----------------------------  --------------------  ---------  --------  -------  ---  ----  ----------  --------  ---- ------ ----
BAXTER INTERNATIONAL, INC.     COMMON STOCK          071813109      806    31,000  SH           DEFINED       1       X
CHEVRONTEXACO CORP             COMMON STOCK          166764100    1,047    14,500  SH           DEFINED       1       X
EQUITY RESIDENTIAL SERIES G    NON-REDEEM P/S        29476L859    2,549   100,000  SH           DEFINED       1       X
GENERAL MOTORS SERIES B        REDEEMABLE P/S        370442733   10,483   468,000  SH           DEFINED       1       X
GENERAL MOTORS SERIES A        REDEEMABLE P/S        370442741    5,379   220,000  SH           DEFINED       1       X
JOHNSON & JOHNSON              COMMON STOCK          478160104    1,060    20,500  SH           DEFINED       1       X
NEW VALLEY CORP. WARRANTS      WARRANTS              649080116        2    16,800  SH           DEFINED       1       X
OMNICOM GROUP, INC.            COMMON STOCK          681919106      502     7,000  SH           DEFINED       1       X
SIMON PROPERTY GROUP 6.5%
  PFD B                        NON-REDEEM P/S        828806406    5,194    50,000  SH           DEFINED       1       X
TRAVELERS PPTY CASUALTY        REDEEMABLE P/S        89420G307    6,360   265,000  SH           DEFINED       1       X

3M CO                          DEBT                  88579YAA9    1,080     1,250  PRN          DEFINED       1       X
AFFIL MANAGERS                 DEBT                  008252AD0      564       500  PRN          DEFINED       1       X
AFFILIATED COMPUTER SVCS INC   DEBT                  008190AF7    1,766     1,500  PRN          DEFINED       1       X
AFFILIATED MANAGERS            DEBT                  008252AC2      938     1,000  PRN          DEFINED       1       X
AGILENT TECH INC               DEBT                  00846UAB7    2,942     3,025  PRN          DEFINED       1       X
ALLERGAN INC                   DEBT                  018490AD4    3,545     3,650  PRN          DEFINED       1       X
ALZA CORP.                     DEBT                  02261WAB5    2,921     4,100  PRN          DEFINED       1       X
AMER INTL GROUP                DEBT                  026874AP2    8,303    12,725  PRN          DEFINED       1       X
AMERICA ONLINE                 DEBT                  02364JAC8    5,711     9,400  PRN          DEFINED       1       X
AMERICAN INTERNATIONAL GROUP   DEBT                  026874AN7    1,414     1,500  PRN          DEFINED       1       X
AMGEN INC                      DEBT                  031162AC4    7,575     9,650  PRN          DEFINED       1       X
AMGEN INC                      DEBT                  031162AE0    2,080     2,650  PRN          DEFINED       1       X
ANALOG DEVICES                 DEBT                  032654AC9      799       785  PRN          DEFINED       1       X
ANALOG DEVICES                 DEBT                  032654AD7    9,046     8,890  PRN          DEFINED       1       X
AON CORP                       DEBT                  037389AQ6    4,524     3,500  PRN          DEFINED       1       X
APOGENT TECH                   DEBT                  03760AAE1    2,353     2,350  PRN          DEFINED       1       X
ARROW ELECTRONIC               DEBT                  042735AY6    2,438     5,000  PRN          DEFINED       1       X
BEST BUY                       DEBT                  086516AD3    5,374     7,250  PRN          DEFINED       1       X
BJ SERVICES CO                 DEBT                  055482AE3    1,851     2,250  PRN          DEFINED       1       X
BUNGE LTD FINAC                DEBT                  120568AD2    3,604     3,200  PRN          DEFINED       1       X
CARNIVAL CORP                  DEBT                  143658AM4      222       200  PRN          DEFINED       1       X
CARNIVAL CORP                  DEBT                  143658AN2    4,551     4,100  PRN          DEFINED       1       X
CARNIVAL CORP                  DEBT                  143658AS1    3,825     6,000  PRN          DEFINED       1       X
CENDANT CORP                   DEBT                  151313AF0    4,088     6,000  PRN          DEFINED       1       X
CENDANT CORP                   DEBT                  151313AN3    6,980     6,600  PRN          DEFINED       1       X
CENTURYTEL INC                 DEBT                  156700AE6    3,042     2,600  PRN          DEFINED       1       X
CHIRON CORP                    DEBT                  170040AE9    4,437     7,650  PRN          DEFINED       1       X
COMPUTER ASSOC                 DEBT                  204912AP4    2,087     1,550  PRN          DEFINED       1       X
COMPUTER ASSOC                 DEBT                  204912AR0    6,367     5,300  PRN          DEFINED       1       X
COSTCO                         DEBT                  22160QAC6    4,169     5,000  PRN          DEFINED       1       X
COX COMMUNICATION              DEBT                  224044AX5    3,117     6,250  PRN          DEFINED       1       X
CSX CORP                       DEBT                  126408GA5    5,128     6,150  PRN          DEFINED       1       X
DEVON ENERGY CORP              DEBT                  25179MAA1    1,020     1,000  PRN          DEFINED       1       X
DIAMOND OFFSHORE               DEBT                  25271CAD4    4,297     4,590  PRN          DEFINED       1       X
DIAMOND OFFSHORE               DEBT                  25271CAE2    3,511     3,750  PRN          DEFINED       1       X
DISNEY (WALT) CO               DEBT                  254687AU0    7,271     7,000  PRN          DEFINED       1       X
DUKE ENERGY CORP               DEBT                  264399EJ1    4,123     3,950  PRN          DEFINED       1       X
ELEC DATA SYSTEM               DEBT                  285661AE4    2,053     2,000  PRN          DEFINED       1       X
FIRST DATA                     DEBT                  319963AD6    4,293     3,850  PRN          DEFINED       1       X
GATX CORP                      DEBT                  361448AB9      988     1,000  PRN          DEFINED       1       X
GATX CORP                      DEBT                  361448AC7      494       500  PRN          DEFINED       1       X
GEN MILLS INC                  DEBT                  370334AT1   10,986    15,500  PRN          DEFINED       1       X
GREATER BAY                    DEBT                  391648AJ1    1,913     3,000  PRN          DEFINED       1       X
GTECH HOLDINGS                 DEBT                  400518AB2      729       500  PRN          DEFINED       1       X
HALLIBURTON CO                 DEBT                  406216AL5    2,015     2,000  PRN          DEFINED       1       X
HARRIS CORP                    DEBT                  413875AG0    2,247     2,050  PRN          DEFINED       1       X
HARRIS CORP                    DEBT                  413875AH8      439       400  PRN          DEFINED       1       X
HEALTH MGMT ASSO               DEBT                  421933AD4    1,710     2,000  PRN          DEFINED       1       X
HEWLETT PACKARD CO CONV        DEBT                  428236AC7    2,769     5,000  PRN          DEFINED       1       X
HORACE MANN                    DEBT                  440327AG9    2,562     5,600  PRN          DEFINED       1       X
INCO LTD                       DEBT                  453258AM7    3,313     5,000  PRN          DEFINED       1       X
INTL PAPER CO                  DEBT                  460146BM4    8,739    16,450  PRN          DEFINED       1       X
IVAX CORP                      DEBT                  465823AD4    1,509     1,500  PRN          DEFINED       1       X
IVAX CORP                      DEBT                  465823AG7    2,231     2,300  PRN          DEFINED       1       X
JMH FINANCE LIMITED            DEBT                  46621WAA9    1,317     1,250  PRN          DEFINED       1       X
JONES APPAREL                  DEBT                  480081AD0    6,610    12,100  PRN          DEFINED       1       X
KERR-MCGEE                     DEBT                  492386AP2    2,846     2,660  PRN          DEFINED       1       X
LABORATORY CORP OF AMERICA     DEBT                  50540RAB8    3,477     4,950  PRN          DEFINED       1       X
LABORATORY CP                  DEBT                  50540RAC6    2,108     3,000  PRN          DEFINED       1       X
LEGG MASON                     DEBT                  524901AE5      754     1,350  PRN          DEFINED       1       X
LEGG MASON INC                 DEBT                  524901AG0    1,118     2,000  PRN          DEFINED       1       X
LIBERTY MEDIA                  DEBT                  530715AM3    1,505     2,000  PRN          DEFINED       1       X
LIBERTY MEDIA                  DEBT                  530715AN1      941     1,250  PRN          DEFINED       1       X
LIBERTY MEDIA                  DEBT                  530715AP6    4,576     4,400  PRN          DEFINED       1       X
LIBERTY MEDIA                  DEBT                  530715AR2    2,496     2,400  PRN          DEFINED       1       X
LIBERTY MEDIA                  DEBT                  530718AB1   10,193     9,000  PRN          DEFINED       1       X
LIBERTY MEDIA / AT&T CORP      DEBT                  530715AG6    4,556     7,050  PRN          DEFINED       1       X
LOWES COMPANIES                DEBT                  548661CD7    3,282     4,405  PRN          DEFINED       1       X
LOWES COMPANIES                DEBT                  548661CF2    4,098     5,500  PRN          DEFINED       1       X
MASCO CORP                     DEBT                  574599AW6    6,600    15,000  PRN          DEFINED       1       X
MEDTRONIC INC                  DEBT                  585055AB2   12,761    12,300  PRN          DEFINED       1       X
MERRILL LYNCH                  DEBT                  590188A73   16,871    16,850  PRN          DEFINED       1       X
MORGAN STANLEY                 DEBT                  617446GR4    2,306     2,500  PRN          DEFINED       1       X
NEWS AMER INC                  DEBT                  652482AZ3    4,116     7,500  PRN          DEFINED       1       X
OMNICOM GROUP                  DEBT                  681919AM8    6,318     6,350  PRN          DEFINED       1       X
OMNICOM GROUP                  DEBT                  681919AN6    1,985     2,000  PRN          DEFINED       1       X
PMI GROUP INC                  DEBT                  69344MAE1    4,029     3,950  PRN          DEFINED       1       X
PPL ENERGY SUPPL               DEBT                  69352JAD9    2,080     2,000  PRN          DEFINED       1       X
RADIAN GROUP                   DEBT                  750236AE1    1,498     1,500  PRN          DEFINED       1       X
RADIAN GROUP                   DEBT                  750236AF8    1,498     1,500  PRN          DEFINED       1       X
SALOMON SB HLDGS               DEBT                  79548EKL5    2,083     2,000  PRN          DEFINED       1       X
SEALED AIR CORP                DEBT                  81211KAG5      994     1,000  PRN          DEFINED       1       X
SELECTIVE INS GP               DEBT                  816300AA5      845     2,000  PRN          DEFINED       1       X
STMICROELECTRON                DEBT                  861012AB8    3,598     4,100  PRN          DEFINED       1       X
SUPERVALU INC                  DEBT                  868536AP8    1,500     5,000  PRN          DEFINED       1       X
TEVA PHARM FIN                 DEBT                  88164MAA6    2,595     1,850  PRN          DEFINED       1       X
TEVA PHARMACEUT                DEBT                  88163VAB5    6,322     4,700  PRN          DEFINED       1       X
THERMO INSTR SYS INC.,
  CONVERTIBLE                  DEBT                  883556AH5    5,479     5,500  PRN          DEFINED       1       X
TJX COMPANIES                  DEBT                  872540AL3    1,548     2,000  PRN          DEFINED       1       X
TRANSOCEAN SEDCO FOREX         DEBT                  893830AD1    5,641     5,800  PRN          DEFINED       1       X
UNITED PARCEL                  DEBT                  911312AB2    3,108     3,100  PRN          DEFINED       1       X
UNIV HEALTH SVCS               DEBT                  913903AL4    3,945     6,700  PRN          DEFINED       1       X
VERIZON GLOBAL                 DEBT                  92344GAN6    2,142     3,600  PRN          DEFINED       1       X
VERIZON GLOBAL                 DEBT                  92344GAP1    6,084    10,225  PRN          DEFINED       1       X
WATSON PHARM INC               DEBT                  942683AB9      907       750  PRN          DEFINED       1       X
WORLD COLOR PRESS, INC.,
  CONVERTIBLE                  DEBT                  981443AA2    1,024     1,000  PRN          DEFINED       1       X
XCEL ENERGY INC                DEBT                  98389BAA8    1,096       750  PRN          DEFINED       1       X
XL CAPITAL LTD                 DEBT                  98372PAB4    8,096    12,800  PRN          DEFINED       1       X
YOUNG & RUBICAM                DEBT                  987425AC9    2,488     2,500  PRN          DEFINED       1       X

"STOCK"                                                              10    33,381
DEBT                                                                 99   355,474
REPORT TOTALS                                                       109   388,855